SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
Schedule of the Company's share-based compensation expense by type of award
	2010	2011	2012
	$	$	$

Share options	1,882,511	2,167,209	2,163,693
Restricted shares	4,072,536	5,791,225	3,835,734
Total share-based compensation expense	5,955,047	7,958,434	5,999,427

Summary of restricted share activity

	Number of shares	Weighted average grant date fair value

Non-vested at January 1, 2012	47,183,592	$0.42
Granted	15,317,200	$0.07
Vested	(11,035,457)	$0.40
Forfeited	(11,000,408)	$0.44
Nonvested at December 31, 2012	40,464,927	$0.29

Summary of share option activity

		Weighted	Weighted Average
		Average	Remaining	Aggregate
	Number	Exercise	Contractual	Intrinsic
	of Options	Price	Term	Value

Options outstanding at January 1, 2012	57,839,459	$0.44
Granted	51,785,550	$0.08
Exercised	—	$—
Forfeited	(10,463,828)	$0.45
Options outstanding at December 31, 2012	99,161,181	$0.25	3.70	414,284
Options vested or expected to vest at December 31, 2012	78,856,463	$0.28	3.44	270,832
Options exercisable at December 31, 2012	28,995,206	$0.38	1.96	—

Schedule of weighted average assumptions used to calculate the grant date fair value of share options
	2010	2011	2012
Risk free rate of return	1.26%	0.96%	0.32%
Expected term	3.50	3.50	3.50
Volatility ratio	81.80%	74.04%	74.78%
Dividend yield	—	—	—